ANNUAL REPORT

October 31, 1995

INVESCO
INTERNATIONAL
FUNDS, INC.

European
International Growth
Pacific Basin

No-Load Mutual Funds Seeking
Opportunities Overseas

INVESCO FUNDS

INVESCO International Funds, Inc.

International Overview                                             November 1995
     International equities have not enjoyed the outstanding year seen by the S&P 500.
Only the Venezuelan market has come close to matching the advances of the robust U.S. stock market in 1995.
  Stock exchanges throughout Asia and the Pacific Rim have been affected by the long Japanese slowdown. In local currency terms, the Nikkei 225 Average has fallen more than 10%. The fiasco in the trading department of the Daiwa Bank has cast a shadow over the rest of Japan's financial community, and prices for banking stocks have suffered commensurately. Foreign investment in the Tokyo Exchange has dropped significantly, further depressing prices.

Outlook on Asia
  While several Pacific Rim securities markets such as Hong Kong and Australia have posted positive returns year-to-date, many are mired in losses. For instance, through 10/31/95, Taiwan was down over 30% and Singapore was off about 6%. The problems for these latter markets originate in lower -- though still positive -- growth rates in Gross Domestic Product (GDP). Hong Kong, on the other hand, is experiencing a continued high correlation with the U.S. securities markets -- hence, its market advance of about 20% in 1995.
  Next year is expected to produce improvement for the Japanese economy, with growth in GDP of about 2% on an annualized basis. If this scenario plays out as anticipated, companies throughout this region may benefit through improved earnings and stronger stock prices.

Europe, the U.K. and Latin America
  In Europe, most exchanges are enjoying a moderately positive year, sustained by an equally moderate economic recovery. While the French and Italian markets have dropped this year, price advances have been forthcoming in the U.K., Switzerland, and the Netherlands. Returns were particularly strong from such diverse areas as entertainment, industrial technology, pharmaceuticals, and aluminum. Overall, the best performing sectors were consumer staples and technology.
  The outlook is good for continued, though modest, growth in GDP for the U.K. and most countries on the Continent. Inflation remains mild, except for Spain and Italy. Consensus GDP forecasts for individual countries are in the range of 2% to 3% throughout Europe, figures which are indicative of softening economic growth and corporate earnings, but still positive for most markets.
  Broad economic and political uncertainty continue to drag down markets throughout Latin America. In local currency, the Mexican stock market is down about 3% for the year. But the peso's weakness translates that into a loss of over 30% in U.S. dollar terms. Chile's IGPA General index is up for the year, but other key markets, such as Argentina, have had problems in 1995.

INVESCO International Funds, Inc.
  Each of the funds is managed by a team of investment professionals specializing in various countries. A senior investment policy group determines the country-by- country allocation of the fund's assets, overall stock selection methodology, and risk control policies.
  The line graphs on the following pages illustrate the value of a $10,000 investment in each of the INVESCO International Funds, plus reinvested dividends and capital gain distributions, for the ten-year period ended 10/31/95; or, in the case of European Fund and International Growth Fund, from inception through 10/31/95. (Of course, past performance is not a guarantee of future results.)*
  The charts and other total return figures cited reflect the portfolios' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.

European Fund
  For the one-year period ended 10/31/95, INVESCO European Fund had a total return of 10.42%. This roughly matches the solid if unspectacular total return of 10.56% for the Morgan Stanley Capital Index-Euro 18. (The MSCI-Euro 18 is an unmanaged, weighted index of European stock markets.** Of course, past performance is not a guarantee of future results.)*
  Over the past six months, we have reduced our exposure in France and the U.K., in favor of some of the smaller markets such as Sweden, Norway, Finland, Switzerland and the Netherlands. This move reflects our emphasis on companies that have the potential to grow profits consistently despite the weaker economic environment.
  Industry weightings have been adjusted significantly over the past year. We have moved away from the more cyclical sectors, such as capital goods & construction, consumer cyclicals, and finance. Instead, we are building up holdings in consumer staples and utilities, which are more defensive areas.

                                         European Fund
                                Average Annualized Total Return
                                        as of 10/31/95*

                               1 year                       10.42%
                               -----------------------------------
                               5 years                       6.94%
                               -----------------------------------
                               Since inception (6/86)        7.82%
                               -----------------------------------

  Pharmaceuticals and medical devices in particular have outperformed the broad market in 1995, and appear likely to repeat next year. Our newer holdings include Merck KGaA (Germany), a leader in niche products. Beverages is another category that has done well; here we have taken positions in Bass PLC (U.K.) and Heineken NV (the Netherlands).
  On the utilities side, over the past year we have added Nera A/S (Norway), Telefonkatiebologet Ericsson (L M) (Sweden), Ericsson SpA (Italy), and Empresa Nacional de Electricidad SA(Spain).
  Technology is also receiving more attention; this sector tends to be less dependent upon economic cycles. In the past year, we have taken positions in Nokia A Shrs. (Finland), SGS-Thomson Microelectronics NV (France), Getronics NV (the Netherlands), and Siemens AG (Germany), among others.

Graph:
      This line graph compares the value of a $10,000 investment in the INVESCO European Fund to the value of a $10,000 investment in the MSCI-Europe/Far East/Australia Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (6/86) through 10/31/95.

International Growth Fund
  For the one-year period ended 10/31/95, INVESCO International Growth Fund had a total return of -2.84%. The Morgan Stanley Capital Index-Europe/Australia/Far East had a total return of -0.07% for the same period. The fund underperformed the index over the past 12 months partly because of over-exposure to emerging markets, which have had a rocky year. (The MSCI-EAFE is a weighted index of international stock markets.** Of course, past performance is not a guarantee of future results.)*
  We had anticipated a cyclical improvement in the Japanese economy, with concomitant stock market gains. However, that recovery has not yet occurred; many analysts believe it will be well into 1996 before positive figures predominate in that country's growth rate.
  In the meantime, we expect to allocate more heavily towards Europe. For example, our second largest geographic focus is the United Kingdom. The fund's results from this market were much stronger, reflecting a broad advance of about 15% thus far in 1995.

Graph:
      This line graph compares the value of a $10,000 investment in the INVESCO International Growth Fund to the value of a $10,000 investment in the MSCI- Europe/Far East/Australia Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (7/86) through 10/31/95.

  We should note that, over the six months ended 10/31/95, the fund has strongly outperformed the broad index. During this most recent period, International Growth Fund achieved a positive return of 3.49%, while the MSCI-EAFE had a return of negative 1.44%.*
  The improvement in the fund's comparative performance may be attributed to a shift in industry sector weightings. Over the past few months, we have gradually refocused the fund away from cyclicals, towards consumer staples. Many holdings in finance, capital goods & construction, and consumer cyclicals such as retail have been trimmed or eliminated.
  Our strategy is based upon the belief that slower economic growth will continue. Industries with the best potential over the next few months may well be larger capitalization firms with proven track records.

                                   International Growth Fund
                                Average Annualized Total Return
                                        as of 10/31/95*

                               1 year                       -2.84%
                               -----------------------------------
                               5 years                       4.02%
                               -----------------------------------
                               Since inception (9/87)        4.89%
                               -----------------------------------

  This belief has been borne out by results from individual fund holdings. Among stocks we have owned for one year or longer, Moet Hennessey Louis Vuitton (France), Nestle SA Registered Shrs. (Switzerland), and Sandoz AG Ltd. Registered Shrs. (Switzerland) -- all consumer staples -- have all appreciated strongly in value since they were purchased. Likewise, technology holdings have also done well, including Kyocera Corp (Japan) and Siebe PLC (U.K.).
  New holdings in consumer staples include Bass PLC (U.K.), Tate & Lyle PLC (U.K.), Fresenius AG (Germany), Merck KGaA (Germany), Roche Holding AG Ltd. Genusscheine (Switzerland), Sanofi SA (France), Chugai Pharmaceutical Ltd. (Japan), and Yamazaki Baking (Japan).
  Despite already impressive 1995 results -- and recent pullbacks, particularly in Europe -- we believe technology stocks continue to offer growth potential and attractive valuations. On the technology side, we have opened positions in Getronics NV (the Netherlands), Nokia A Shrs. (Finland), Samsung Electronics GDS Ltd. (South Korea), Sensonor A/S (Norway), Siemens AG (Germany), and SAP AG (Germany).

Pacific Basin Fund
  For the one-year period ended 10/31/95, INVESCO Pacific Basin Fund had a total return of -8.31%, compared to a total return of -11.04% for the Morgan Stanley Capital Index-Pacific. (The MSCI-Pacific is an unmanaged, weighted index of Far Eastern stock markets.** Of course, past performance is not a guarantee of future results.)*

                                       Pacific Basin Fund
                                Average Annualized Total Return
                                        as of 10/31/95*

                               1 year                      -8.31%
                               -----------------------------------
                               5 years                      6.37%
                               -----------------------------------
                               10 years                    11.86%
                               -----------------------------------

  While the fund outperformed the index, investors are bound to be disappointed when comparing results from the last two fiscal years. Investors in the Pacific Rim were rewarded in 1994 for favoring the Far East over the United States; in 1995, that situation has reversed. Over the past six months we have significantly decreased our exposure in Japan, while simultaneously building up positions in Hong Kong and, to a lesser extent, Malaysia. This shift helped reduce potential losses, but the fund was not able to avoid them entirely.

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Pacific Basin Fund to the value of a $10,000 investment in the MSCI-Pacific Indexe, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 10/31/95.

  We have positioned Pacific Basin Fund to benefit from the potential mild recovery anticipated for 1996. In Japan, for example, we are underweighted in bank stocks, which have been battered by the still-unfolding Daiwa Bank scandal. Currently, we favor construction, chemical, and communications stocks; earnings here should improve as the long Japanese recession draws to a close.
  In the past 12 months, new holdings in basic materials included Comalco Ltd (Australia), Land & General Berhad (Malaysia), and Acidchem Berhad (Malaysia). In the diversified sector, we have opened positions in Hutchison Whampoa Ltd. (Hong Kong), New World Infrastructure Ltd (Hong Kong), United Engineers Malaysia Berhad (Malaysia), and Komatsu Ltd (Japan).
  Finance remains our strongest focus, and has become more so over the past six months. As mentioned above, the focus here is not on banking but on other industries, such as insurance, securities brokerage, and real estate. Since April, we have taken positions in Henderson Land Development Ltd. (Hong Kong), New World Development Ltd (Hong Kong), Industrial Finance (Thailand), and Ayala Land Series B Shrs (Philippines).

*Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

**The MSCI-EAFE, MSCI-Euro 18, and MSCI-Pacific are unmanaged indices of common stocks considered to be representative of the overall International, European, and Pacific Basin regional securities markets, respectively. The S&P 500 is an unmanaged index indicative of the broad U.S. stock market.

INVESCO Fund Codes
      These two-digit codes appear after your account number on Investment Summaries and confirmations. You may also use them to request information about specific funds on PAL(r), your Personal Account Line.

Money Market Funds
44   U.S. Government Money Fund
25   Cash Reserves
40   Tax-Free Money Fund
Tax-Exempt Funds
36   Tax-Free Intermediate Bond
35   Tax-Free Long-Term Bond
Income Funds
33   Short-Term Bond
32   U.S. Government Securities
47   Intermediate Government Bond
30   Select Income
31   High Yield
Multiple Asset Funds
71   Balanced
70   Multi-Asset Allocation
48   Total Return
Equity-Income Funds
15   Industrial Income
58   Utilities
Growth Funds
10   Growth
20   Dynamics
74   Small Company
60   Emerging Growth
46   Value Equity
Sector Funds
50   Energy
59   Environmental Services
57   Financial Services
51   Gold
52   Health Sciences
53   Leisure
55   Technology
38   Worldwide Capital Goods
39   Worldwide Communications
International Funds
49   International Growth
56   European
37   European Small Company
34   Latin American Growth
54   Pacific Basin

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO International Funds, Inc.
Ten Largest Common Stock Holdings
October 31, 1995

Description                                                                       Value
---------------------------------------------------------------------------------------
EUROPEAN Fund
Roche Holding AG Ltd Genusscheine
      Non-Voting Shrs                                                       $ 7,259,125
Sandoz AG Ltd Registered Shrs                                                 5,771,225
Nokia A Shrs                                                                  5,721,557
Telefonaktiebolaget Ericsson (L M)
      Series B Shrs                                                           5,624,217
Philips Electronics NV                                                        5,404,718
Hoganasgruppen AB
      Series B Shrs                                                           5,388,652
SGS-Thomson
      Microelectronics NV                                                     5,300,032
Elsevier NV                                                                   4,906,016
Nera A/S                                                                      4,654,026
Tomra Systems                                                                 4,362,156


INTERNATIONAL GROWTH Fund
HSBC Holdings PLC                                                            $1,388,361
Internationale Nederlanden Groep NV                                           1,137,465
Heineken NV                                                                   1,048,693
Sanofi SA                                                                     1,044,789
Siemens AG                                                                    1,027,111
Roche Holding AG Ltd Genusscheine
      Non-Voting Shrs                                                         1,016,278
Hutchison Whampoa Ltd                                                           964,200
Sandoz AG Ltd Registered Shrs                                                   956,374
Astra International Foreign Shrs                                                949,396
Nestle SA Registered Shrs                                                       942,366


PACIFIC BASIN Fund
HSBC Holdings PLC                                                            $5,193,235
Hutchison Whampoa Ltd                                                         4,854,058
Cheung Kong Holdings                                                          4,302,595
Swire Pacific Ltd Class A Shrs                                                3,927,029
Sun Hung Kai Properties Ltd                                                   3,641,843
New World Development Ltd                                                     3,277,918
Henderson Land Development Ltd                                                3,227,671
Development Bank of Singapore Ltd                                             3,057,686
China Light & Power Ltd                                                       3,034,662
Bangkok Bank Foreign Shrs                                                     2,991,681

Composition of holdings is subject to change.

INVESCO International Funds, Inc.
Statement of Investment Securities
October 31, 1995

                                                                    Shares or
                                                      Industry      Principal
Description                                               Code         Amount             Value
-----------------------------------------------------------------------------------------------
EUROPEAN Fund
COMMON STOCKS,
      RIGHTS & WARRANTS 92.46%
BELGIUM  1.28%
Barco NV                                                    EL         25,000        $2,812,646
                                                                                   ------------
DENMARK  1.31%
Falck Holding A/S*                                          SA         23,000         2,890,509
                                                                                   ------------
FINLAND  3.33%
Nokia A Shrs                                                EL        100,000         5,721,557
Tietotehdas Oy Series B Shrs                                CO         60,000         1,624,639
                                                                                   ------------
                                                                                      7,346,196
                                                                                   ------------
FRANCE  12.20%
AXA SA                                                      IN         60,000         3,330,544
Altran Technologies                                         FR         13,000         1,857,183
Carrefour SA                                                RT          4,000         2,347,894
Castorama-Dubois
      Investissements                                       RT         14,000         2,269,005
Cegedim SA*                                                 AD          7,500           542,624
Ecco SA                                                     FR         10,000         1,549,185
SGS-Thomson
      Microelectronics*                                     EL        115,000         5,300,032
Sanofi SA                                                   CT         66,000         4,207,203
Sodexho SA                                                  FR         10,000         2,589,469
Synthelabo                                                  MD         45,000         2,895,219
                                                                                   ------------
                                                                                     26,888,358
                                                                                   ------------
GERMANY  5.78%
Allianz AG Holding
      Registered Shrs                                       IN          1,300         2,404,672
Deutsche Bank AG                                            BK         35,810         1,618,989
Deutsche Bank AG
      Warrants (Exp 1996)*                                  BK          9,000            22,367
Hoechst AG                                                  CH         15,000         3,937,726
Merck KGaA*                                                 MD         38,970         1,627,094
Siemens AG                                                  EL          6,000         3,144,217
                                                                                   ------------
                                                                                     12,755,065
                                                                                   ------------
ITALY 3.31%
De Rigo SpA ADR*                                            MS        110,220         2,273,287
Ericsson SpA                                                TC        110,000         1,558,722
Gucci Group NV New York
      Registered Shrs*                                      TA         58,580         1,757,400
Olivetti (Ing C) & C SpA*                                   CO      2,300,000         1,716,099
                                                                                   ------------
                                                                                      7,305,508
                                                                                   ------------





NETHERLANDS  11.42%
Elsevier NV                                                 PR        380,000         4,906,016
Fortis Amev  NV                                             IN         40,000         2,508,701
Getronics NV                                                CO         50,000         2,382,759
Heineken NV                                                 FD         15,000         2,658,058
Internationale Nederlanden
      Groep NV                                              IN         45,000         2,679,892
Koninklijke KNP BT NV                                       CN         40,000         1,202,455
Philips Electronics NV                                      EE        140,000         5,404,718
PolyGram NV                                                 RR         55,000         3,428,579
                                                                                   ------------
                                                                                     25,171,178
                                                                                   ------------
NORWAY  6.45%
Nera A/S                                                    TC        130,000         4,654,026
Sensonor A/S*                                               CI        230,000         1,956,970
Sysdeco Group A/S*                                          CO        150,000         3,250,915
Tomra Systems                                               MY        691,398         4,362,156
                                                                                   ------------
                                                                                     14,224,067
                                                                                   ------------
SPAIN 4.08%
Banco Bilbao Vizcaya SA
      Registered Shrs                                       BK        100,000         3,051,140
Centros Comerciales Pryca SA                                RT        125,000         2,658,500
Empresa Nacional de
      Electricidad SA                                       UT         66,000         3,277,072
                                                                                   ------------
                                                                                      8,986,712
                                                                                   ------------
SWEDEN  8.52%
Atlas Copco AB
      Series B Shrs                                         MY         78,600         1,189,011
Autoliv AB                                                  AM         55,000         3,154,168
Hoganasgruppen AB
      Series B Shrs                                         MM        200,000         5,388,652
Munksjoe AB                                                 PP        100,000           722,501
Telefonaktiebolaget Ericsson (L M)
      Series B Rights*                                      TC         26,500           562,422
      Series B Shrs                                         TC        265,000         5,624,217
Volvo AB ADR
      Representing Class B Shrs                             AM         95,000         2,149,375
                                                                                   ------------
                                                                                     18,790,346
                                                                                   ------------
SWITZERLAND  9.02%
Danzas Holding AG
      Participation Certificates                            TR          8,500         1,518,257
      Registered Shrs                                       TR            221           184,734
Lem Holdings SA
      Bearer Shrs                                           EE          4,320         1,642,093
Publicitas Holding SA
      Registered Shrs                                       AD          2,000         2,058,952
Roche Holding AG Ltd
      Genusscheine Non-Voting Shrs                          MD          1,000         7,259,125
Sandoz AG Ltd Registered Shrs                               MD          7,000         5,771,225
Swissair AG Registered Shrs*                                TR          2,300         1,446,986
                                                                                   ------------
                                                                                     19,881,372
                                                                                   ------------





UNITED KINGDOM 25.76%
BAA PLC                                                     TR        120,000           931,592
BAT Industries PLC
      Sponsored ADR                                         DV        195,000         3,241,875
BTR PLC                                                     DV        500,000         2,650,872
Bass PLC                                                    FD        163,000         1,705,221
Beazer Homes PLC                                            CR        450,000         1,093,485
Boots Co PLC                                                MD         70,000           618,537
British Gas PLC ADR                                         UT         53,000         2,014,000
British Petroleum                                           OG        200,000         1,469,025
British Telecommunications
      PLC                                                   TC        550,000         3,267,437
Burford Holdings PLC                                        RE        290,000           571,989
Cable & Wireless PLC                                        TC        180,000         1,175,851
Cadbury Schweppes PLC                                       FD        150,000         1,237,863
Courtaulds Textiles PLC                                     TA         80,000           518,813
General Accident PLC                                        IN         70,000           714,631
General Electric PLC                                        EL        250,000         1,238,651
Glaxo Wellcome PLC
      Sponsored ADR                                         MD        140,000         3,797,500
Glynwed International PLC                                   MM        300,000         1,590,523
Granada Group PLC                                           AV         90,000           959,994
Grand Metropolitan PLC                                      FD        150,000         1,036,680
HSBC Holdings PLC
      Registered Shrs                                       BK         80,000         1,187,843
Hanson PLC                                                  DV        550,000         1,681,450
Hickson International PLC                                   CH        700,000         1,159,756
Inchcape PLC                                                DV         70,575           348,558
Lloyds Bank PLC                                             BK        200,000         2,458,368
Marks & Spencer PLC                                         RT        110,000           735,933
McKechnie PLC                                               DV        150,000         1,031,947
Memory Corp PLC*                                            CO         75,000           570,411
National Power PLC                                          UT        160,000         1,244,647
National Westminster
      Bank PLC                                              BK        115,000         1,146,818
Peninsular & Oriental
      Steam Navigation                                      TR        200,000         1,521,096
Pilkington PLC                                              GC        400,000         1,192,892
Prudential Corp PLC                                         IN         70,000           437,394
Racal Electronics PLC                                       EL        175,000           698,615
Redland PLC                                                 CR        125,000           688,359
Sainsbury (J)  PLC                                          RT        250,000         1,672,574
Scottish Power PLC                                          UT        270,000         1,486,855
Sedgwick Group PLC                                          IN        400,000           669,030
Severn Trent PLC                                            UT        150,000         1,521,885
Shell Transport & Trading
      PLC Registered Shrs                                   OG        200,000         2,338,448
Tate & Lyle PLC                                             FD        134,954           956,118
Tesco PLC                                                   RT        135,000           639,049
Tomkins PLC                                                 DV        400,000         1,574,744
                                                                                   ------------
                                                                                     56,797,329
                                                                                   ------------
TOTAL COMMON STOCKS,
      RIGHTS & WARRANTS
      (Cost $185,163,502)                                                           203,849,286

PREFERRED STOCKS 6.25%
GERMANY  6.25%





Fielmann AG
      Non-Voting Pfd Shrs                                   RT         55,000         3,026,699
Fresenius AG
      Non-Voting Pfd Shrs                                   MS          4,000         3,195,342
PUMA AG Rudolf Dassler
      Sport Non-Voting Pfd Shrs*                            TA          4,000         1,107,719
SAP AG
      Non-Voting Pfd Shrs                                   CO         42,000         6,441,809
                                                                                   ------------
TOTAL PREFERRED STOCKS
      (Cost $10,585,567)                                                             13,771,569
                                                                                   ------------

SHORT-TERM INVESTMENTS --
      COMMERCIAL PAPER 1.29%
UNITED STATES 1.29%
Associates Corp of North America
      5.870%, 11/1/1995
      (Cost $2,849,000)                                     FR     $2,849,000        $2,849,000
                                                                                   ------------
TOTAL INVESTMENT  SECURITIES  AT VALUE  100.00%
     (Cost  $198,598,069)  (Cost for
      Income Tax Purposes $199,061,667)                                            $220,469,855
                                                                                   ============


INTERNATIONAL GROWTH Fund
COMMON STOCKS,
      RIGHTS & WARRANTS 89.52%
ARGENTINA  0.67%
Telefonica de Argentina SA
      Sponsored ADR
      Representing Ord B Shrs                               UT         12,000         $ 249,000
Yacimientos Petroliferos
      Fiscales SA Sponsored ADR                             OG         16,000           274,000
                                                                                   ------------
                                                                                        523,000
                                                                                   ------------
AUSTRALIA  4.03%
Broken Hill Proprietary Ltd                                 MM         60,000           811,515
CRA Ltd                                                     MM         27,000           415,707
National Australia Bank Ltd                                 BK         85,000           726,773
News Corp                                                   PR        122,000           614,372
Western Mining Holdings Ltd                                 MM         89,000           570,053
                                                                                   ------------
                                                                                      3,138,420
                                                                                   ------------
BRAZIL 0.39%
Rhodia-Ster SA-GDR^                                         DV         23,000           301,314
                                                                                   ------------
CHILE  0.56%
Enersis SA Sponsored ADR                                    UT          9,000           226,125
Madeco SA ADR                                               DV          8,500           211,438
                                                                                   ------------
                                                                                        437,563
                                                                                   ------------
FINLAND  0.85%
Nokia A Shrs                                                EL         11,500           657,979
                                                                                   ------------





FRANCE 7.05%
AXA SA++                                                    IN         14,390           798,775
BIC SA++                                                    DV          9,600           910,381
Carrefour SA++                                              RT            990           581,104
Elf Aquitaine++                                             DV          8,000           544,463
L'Air Liquide SA++                                          CH          4,015           672,874
Moet Hennessy Louis Vuitton++                               FD          4,691           932,851
Sanofi SA++                                                 CT         16,390         1,044,789
                                                                                   ------------
                                                                                      5,485,237
                                                                                   ------------
GERMANY  6.67%
Allianz AG Holding
      Registered Shrs                                       IN            415           767,645
Bayerische Motoren Werke AG                                 AM          1,150           616,523
Deutsche Bank AG                                            BK         18,800           849,958
Hoechst AG                                                  CH          3,000           787,545
Merck KGaA*                                                 MD          7,240           302,288
Siemens AG                                                  EL          1,960         1,027,111
Veba AG                                                     DV         20,500           841,223
                                                                                   ------------
                                                                                      5,192,293
                                                                                   ------------
HONG KONG  4.50%
Amoy Properties Ltd                                         RE        366,000           352,660
CITIC Pacific Ltd                                           DV        121,000           377,939
HongKong Telecommunications
      Ltd                                                   TC        315,000           550,001
Hutchison Whampoa Ltd                                       DV        175,000           964,200
Sun Hung Kai Properties Ltd                                 RE         75,700           604,578
Swire Pacific Ltd Class A Shrs                              DV         87,000           652,629
                                                                                   ------------
                                                                                      3,502,007
                                                                                   ------------
INDONESIA  0.51%
Astra International Foreign Shrs                            DV        200,000           400,400
                                                                                   ------------
ITALY  1.29%
Assicurazioni Generali SpA                                  IN         14,000           326,103
Stet-Societa Finanziaria
      Telefonica SpA                                        TC        240,500           680,833
                                                                                   ------------
                                                                                      1,006,936
                                                                                   ------------
JAPAN  19.46%
Chugai Pharmaceutical Ltd                                   MD         50,000           456,726
DDI Corp                                                    TC             60           486,457
Dai-Tokyo Fire &
      Marine Insurance*                                     IN         75,000           481,910
Fanuc Ltd                                                   EL          9,500           411,591
Fujikura Ltd                                                EE         45,000           284,745
Fujitsu Ltd                                                 CO         45,000           536,922
Itochu Corp                                                 DV         90,000           533,401
Jusco Co Ltd                                                RT         21,000           492,912
Kaneka Corp                                                 CH         75,000           469,440
Kawasaki Steel                                              MM        160,000           532,032
Komatsu Ltd                                                 MY         55,000           430,320
Kyocera Corp                                                EL          6,000           491,738
Maeda Corp Series 2 Warrants
      (Exp 1997)*                                           CR            100           102,500
Mitsubishi Estate Ltd                                       RE         30,000           319,806
Mitsubishi Heavy Industries                                 MY         55,000           424,403





Mitsubishi Motors                                           AM         39,000           324,970
Murata Manufacturing Ltd                                    EE          8,000           274,622
Nikon Corp                                                  PH         27,000           385,528
Nippon COMSYS                                               TC         38,000           401,371
Nippon Yusen Kabushiki Kaisha                               TR         70,000           374,476
Nishimatsu Construction Ltd                                 EG         35,000           393,645
Nisshinbo Industries                                        DV         30,000           266,407
Nomura Securities Ltd                                       IB         35,000           640,101
ORIX Corp                                                   FR         10,000           352,080
Sanwa Bank Ltd                                              BK         29,000           493,499
Sega Enterprises Ltd                                        TH          4,500           238,534
Sharp Corp                                                  EL         30,000           416,628
Shimamura Co Ltd                                            RT         13,000           462,790
Shizuoka Bank Ltd                                           BK         54,000           639,025
Sumitomo Bank Ltd                                           BK         36,000           637,265
Sumitomo Chemical Ltd                                       CH        120,000           557,460
Tokai Bank Ltd                                              BK         59,000           617,411
Tokyo Electric Power                                        UT         15,200           398,398
Yamato Transport Ltd*                                       TR         35,000           376,530
Yamazaki Baking                                             FD         25,000           442,545
                                                                                   ------------
                                                                                     15,148,188
                                                                                   ------------
MALAYSIA  1.46%
Land & General Berhad                                       PP         78,000           180,967
Perusahaan Otomobil Nasional
      Berhad-Proton                                         AM         64,000           229,021
Petronas Gas Berhad*                                        OG         72,000           243,492
Resorts World Berhad                                        RR         75,000           365,709
Sime Darby Berhad                                           DV         48,000           119,858
                                                                                   ------------
                                                                                      1,139,047
                                                                                   ------------
MEXICO 0.84%
Cifra SA de CV Series B ADR                                 RT        200,000           214,000
Telefonos de Mexico SA de CV
      Sponsored ADR Representing
      Ord Series L Shrs                                     UT         16,000           440,000
                                                                                   ------------
                                                                                        654,000
                                                                                   ------------
NETHERLANDS 6.86%
Elsevier NV                                                 PR         44,700           577,102
Getronics NV                                                CO         12,700           605,221
Heineken NV                                                 FD          5,918         1,048,693
IS Himalayan Fund NV*                                       IC         36,696           469,709
IS Himalayan Fund NV Warrants
      (Exp 1996)*                                           IC          5,839             2,920
Internationale Nederlanden
      Groep NV                                              IN         19,100         1,137,465
Koninklijke KNP BT NV                                       CN         21,000           631,289
Philips Electronics NV                                      EE         22,400           864,755
                                                                                   ------------
                                                                                      5,337,154
                                                                                   ------------
NEW ZEALAND 0.77%
Carter Holt Harvey Ltd                                      PP         81,000           193,555
Fletcher Challenge Ltd                                      PP         66,000           175,722
Fletcher Challenge Ltd-Forests
      Division                                              PP          9,364            12,919





Telecom Corp of New Zealand
      Ltd                                                   TC         52,000           215,906
                                                                                   ------------
                                                                                        598,102
                                                                                   ------------
NORWAY 0.20%
Sensonor A/S*                                               CI         18,275           155,494
                                                                                   ------------
SINGAPORE  3.45%
City Developments Ltd                                       RE         43,400           268,451
DBS Land Ltd                                                RE         98,000           289,580
Development Bank Ltd                                        BK         59,000           675,668
Keppel Corp Ltd                                             DV         41,000           336,208
Malayan Banking Berhad                                      BK         67,500           534,427
Sime Darby Berhad                                           DV         75,000           185,565
Singapore Press Holdings Ltd                                PR         25,200           393,695
                                                                                   ------------
                                                                                      2,683,594
                                                                                   ------------
SOUTH KOREA 0.47%
Hyundai Motor GDR Ltd*                                      AM          6,000           103,500
Samsung Electronics
      GDS Ltd*^                                             EL          4,000           260,000
                                                                                   ------------
                                                                                        363,500
                                                                                   ------------
SPAIN  2.12%
Banco Bilbao Vizcaya
      SA Registered Shrs                                    BK         21,300           649,893
Centros Comerciales Pryca SA                                RT         21,610           459,601
Repsol SA                                                   OG         18,065           538,628
                                                                                   ------------
                                                                                      1,648,122
                                                                                   ------------
SWEDEN 3.69%
AGA AB Series B Shrs                                        CH         42,400           548,860
Astra AB Series A  Shrs                                     MD         25,850           949,396
Autoliv AB                                                  AM          8,250           473,125
Telefonaktiebolaget Ericsson (L M)
      Series B Rights*                                      TC          3,845            81,604
      Series B Shrs                                         TC         38,450           816,042
                                                                                   ------------
                                                                                      2,869,027
                                                                                   ------------
SWITZERLAND 4.47%
Nestle SA Registered Shrs                                   FD            900           942,366
Roche Holding AG Ltd
      Genusscheine Non-Voting Shrs                          MD            140         1,016,278
Sandoz AG Ltd Registered Shrs                               MD          1,160           956,374
Swissair AG Registered Shrs*                                TR            900           566,212
                                                                                   ------------
                                                                                      3,481,230
                                                                                   ------------
THAILAND  0.90%
Land & House Ltd
      Foreign Shrs*                                         RE          9,000           145,232
Siam Cement Ltd Foreign Shrs                                CR          4,600           250,845
Thai Farmers Ltd Bank
      Foreign Shrs                                          BK         37,000           305,885
                                                                                   ------------
                                                                                        701,962
                                                                                   ------------





TURKEY 0.59%
Koc Holding A/S                                             DV        900,000           175,275
Migros Turk A/S                                             WH        250,000           280,250
                                                                                   ------------
                                                                                        455,525
                                                                                   ------------
UNITED KINGDOM 17.72%
BAA PLC                                                     TR         45,000           349,347
BAT Industries PLC                                          DV         85,000           696,091
BTR PLC                                                     DV         74,000           392,329
Bass PLC                                                    FD         31,700           331,629
Beazer Homes PLC                                            CR        130,000           315,896
British Gas PLC                                             UT        108,000           410,696
British Telecommunications
      PLC                                                   TC        110,000           653,487
Cadbury Schweppes PLC                                       FD         46,428           383,143
Formosa Fund IDR Representing
      Registered Shrs                                       IC            120           912,000
Glaxo Wellcome PLC                                          MD         52,000           700,304
Glynwed International PLC                                   MM         57,000           302,199
Granada Group PLC                                           AV         23,000           245,332
Grand Metropolitan PLC                                      FD         35,000           241,892
HSBC Holdings PLC                                           BK         95,418         1,388,361
Hanson PLC                                                  DV        120,000           366,862
Hanson PLC Warrants
      (Exp 1997)*                                           DV        104,529            10,721
Hickson International PLC                                   CH        120,000           198,815
Inchcape PLC                                                DV         36,698           181,245
Korea Europe Fund IDR                                       IC            200           900,000
Lloyds Bank PLC                                             BK         43,000           528,549
National Power PLC                                          UT         40,000           311,162
National Westminster
      Bank PLC                                              BK         32,100           320,112
Peninsular & Oriental
      Steam Navigation                                      TR         37,000           281,403
Pilkington PLC                                              GC        120,000           357,868
Redland PLC                                                 CR         45,000           247,809
Sainsbury (J) PLC                                           RT         62,000           414,798
Scottish Power PLC                                          UT         64,754           356,592
Sedgwick Group PLC                                          IN        110,000           183,983
Severn Trent PLC                                            UT         42,000           426,128
Shell Transport & Trading
      PLC Registered Shrs                                   OG         35,000           409,228
Siebe PLC                                                   CI         25,000           296,842
Tate & Lyle PLC                                             FD         39,474           279,664
Tomkins PLC                                                 DV        100,000           393,686
                                                                                   ------------
                                                                                     13,788,173
                                                                                   ------------
TOTAL COMMON STOCKS,
      RIGHTS & WARRANTS
      (Cost $65,919,943)                                                             69,668,267
                                                                                   ------------

PREFERRED STOCKS 2.37%
BRAZIL 1.21%
Companhia Energetica
      de Sao Paulo
      Sponsored ADR Representing
      Pfd Shrs*                                             UT         20,000           217,500





Companhia Energetica
      de Sao Paulo
      Sponsored ADR Representing
      Pfd Shrs*^                                            UT         12,400           126,863
Telecomunicacoes Brasileiras
      SA-Telebras
      Sponsored ADR Representing
      Pfd Shrs                                              TC          8,545           344,275
Telecomunicacoes Brasileiras
      SA-Telebras
      Sponsored ADR Representing
      Pfd Shrs^                                             TC            455            18,332
Usinas Siderurgicas de Minas
      Gerais SA Sponsored ADR
      Representing Pfd Shrs*^                               MM         25,000           236,538
                                                                                   ------------
                                                                                        943,508
                                                                                   ------------
GERMANY  1.16%
Fresenius AG Non-Voting
      Pfd Shrs                                              MS            420           335,511
SAP AG Non-Voting
      Pfd Shrs                                              CO          3,680           564,425
                                                                                   ------------
                                                                                        899,936
                                                                                   ------------
TOTAL PREFERRED STOCKS
      (Cost $1,739,048)                                                               1,843,444
                                                                                   ------------
FIXED INCOME SECURITIES 0.41%
MALAYSIA  0.41%
United Engineers Berhad
      Conv Deb, 2.000%, 3/1/2004
      (Cost $301,128)                                       EG       $290,000           321,900
                                                                                   ------------

SHORT-TERM INVESTMENTS --
      REPURCHASE AGREEMENTS 7.70%
UNITED STATES 7.70%
Repurchase  Agreement  with State  Street Bank
      & Trust Co dated  10/31/1995  due
      11/1/1995  at 5.250%,  repurchased  at
      $5,990,874  (Collateralized  by US
      Treasury Notes due 2/29/2000 at 7.125%,
      value $6,114,659)
      (Cost $5,990,000)                                     RA     $5,990,000         5,990,000
                                                                                   ------------

TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
     (Cost $73,950,119) (Cost for Income
      Tax Purposes $74,615,976)                                                    $ 77,823,611
                                                                                   ============





PACIFIC BASIN Fund
COMMON STOCKS,
      RIGHTS & WARRANTS 100.00%
AUSTRALIA  4.93%
CRA Ltd                                                     MM        126,500        $1,947,666
Comalco Ltd                                                 MM        362,300         1,827,239
National Australia Bank Ltd                                 BK        210,000         1,795,556
Western Mining Holdings Ltd                                 MM        340,000         2,177,732
                                                                                   ------------
                                                                                      7,748,193
                                                                                   ------------
HONG KONG  21.01%
Cheung Kong Holdings                                        RE        763,000         4,302,595
China Light & Power Ltd                                     UT        569,500         3,034,662
Hang Seng Bank Ltd                                          BK        341,500         2,859,894
Henderson Investment Ltd                                    RE      2,635,000         2,147,043
Henderson Land
      Development Ltd                                       RE        539,000         3,227,671
Hopewell Holdings Ltd                                       RE      2,500,000         1,576,282
Hutchison Whampoa Ltd                                       DV        881,000         4,854,058
New World Development Ltd                                   RE        842,000         3,277,918
New World Infrastructure Ltd*                               TR         99,403           174,847
Sun Hung Kai Properties Ltd                                 RE        456,000         3,641,843
Swire Pacific Ltd Class A Shrs                              DV        523,500         3,927,029
                                                                                   ------------
                                                                                     33,023,842
                                                                                   ------------
JAPAN  42.60%
77 Bank Ltd                                                 BK        270,000       $ 2,508,570
Asahi Bank Ltd++                                            BK        214,000         2,134,778
Asahi Diamond Industrial Ltd++                              MY        140,000         1,793,652
Bank of Tokyo Ltd                                           BK        170,000         2,477,274
Chugai Pharmaceutical Ltd++                                 MD        200,000         1,826,904
DDI Corp++                                                  TC            280         2,270,133
Fanuc Ltd++                                                 EL         40,000         1,733,016
Fujitsu Ltd++                                               CO        190,000         2,267,004
Hankyu Department Stores++                                  RT        130,000         1,601,964
Hitachi Metals Ltd++                                        MM        200,000         2,464,560
Hitachi Zosen++                                             MY        400,000         1,967,736
Itochu Corp++                                               DV        250,000         1,481,670
Kaneka Corp++                                               CH        340,000         2,128,128
Komatsu Ltd                                                 MY        220,000         1,721,280
Kyocera Corp++                                              EL         25,000         2,048,910
Maeda Corp Series 2 Warrants
      (Exp 1997)*                                           CR            400           410,000
Matsushita Communication
      Industrial Ltd++                                      EL         60,000         1,349,640
Mitsubishi Bank Ltd++                                       BK        120,000         2,347,200
Mitsubishi Estate Ltd++                                     RE        145,000         1,545,729
Mitsubishi Heavy Industries                                 MY        280,000         2,160,598
Mitsubishi Materials                                        MM        400,000         1,807,344
NGK Insulators Ltd                                          DV        160,000         1,474,042
Nikon Corp                                                  PH         75,000         1,070,910
Nippon COMSYS                                               TC        130,000         1,373,112
Nippon Yusen Kabushiki Kaisha                               TR        370,000         1,979,374
Nishimatsu Construction Ltd                                 EG        130,000         1,462,110
Nissan Motor Ltd                                            AM        280,000         1,889,496
Nomura Securities Ltd                                       IB        150,000         2,743,290
Onward Kashiyama Ltd++                                      TA        120,000         1,654,776
ORIX Corp                                                   FR          5,000           176,040
Rohm Co Ltd                                                 EL         38,000         2,296,735
Sega Enterprises Ltd                                        TH         30,000         1,590,228





Sumitomo Chemical Ltd                                       CH        460,000         2,136,930
Sumitomo Metal Mining Ltd                                   MM        165,000         1,302,256
Tokyo Electric Power                                        UT         65,650         1,720,713
Toray Industries                                            TA        265,000         1,656,096
Yamato Transport Ltd*                                       TR         75,000           806,850
Yamazaki Baking                                             FD         90,000         1,593,162
                                                                                   ------------
                                                                                     66,972,210
                                                                                   ------------
MALAYSIA  7.78%
Acidchem Berhad                                             CH        470,000         1,626,424
Commerce Asset-Holding
      Berhad                                                BK        200,000           990,955
Genting Berhad                                              RE        100,000           861,187
Land & General Berhad                                       PP        490,000         1,136,845
Malayan Banking Berhad                                      BK        175,000         1,410,734
Petronas Gas Berhad*                                        OG        120,000           405,820
Resorts World Berhad                                        RR        390,000         1,901,689
Sime Darby Berhad                                           DV        742,200         1,853,310
United Engineers
      Malaysia Berhad                                       EG        330,000         2,050,333
                                                                                   ------------
                                                                                     12,237,297
                                                                                   ------------
PHILIPPINES  1.22%
Ayala Land Series B Shrs                                    RE        650,000           750,575
Manila Electric Sponsored GDS^                              UT         15,960           595,201
Philippine Long Distance
      Telephone Sponsored ADR                               UT         10,120           567,985
                                                                                   ------------
                                                                                      1,913,761
                                                                                   ------------
SINGAPORE  8.61%
Development Bank  Ltd                                       BK        267,000         3,057,686
Genting Berhad                                              RE         97,500           827,089
Keppel Corp Ltd                                             DV        257,500         2,111,552
Malayan Banking Berhad                                      BK        195,000         1,543,900
Oversea-Chinese Banking Ltd
      Foreign Shrs                                          BK        176,000         2,065,320
Straits Steamship Land Ltd                                  DV        625,000         1,749,612
United Overseas Bank Ltd                                    BK        248,325         2,176,751
                                                                                   ------------
                                                                                     13,531,910
                                                                                   ------------
SOUTH KOREA  3.11%
Hyundai Motor GDR Ltd*                                      AM         25,500           446,250
Korea Electric Power                                        UT         54,000         2,223,207
LG Electronics*                                             EL         48,793         2,098,114
LG Electronics Rights*                                      EL          2,846           120,519
                                                                                   ------------
                                                                                      4,888,090
                                                                                   ------------
THAILAND  7.44%
Bangkok Bank Foreign Shrs                                   BK        289,500         2,991,681
Industrial Finance of Thailand
      Foreign Shrs*                                         FR        760,000         2,492,074
National Finance & Securities
      Ltd Foreign Shrs                                      IB        440,000         2,011,148
Siam Cement Ltd Foreign Shrs                                CR         30,000         1,635,945





Thai Farmers Ltd Bank
      Foreign Shrs                                          BK        309,500         2,558,688
                                                                                   ------------
                                                                                     11,689,536
                                                                                   ------------
UNITED KINGDOM  3.30%
HSBC Holdings PLC                                           BK        356,916         5,193,235
                                                                                   ------------
TOTAL COMMON STOCKS,
      RIGHTS & WARRANTS
      (Cost $147,689,041)                                                           157,198,074
                                                                                   ------------
TOTAL INVESTMENT  SECURITIES  AT VALUE  100.00%
      (Cost  $147,689,041)  (Cost for
      Income Tax Purposes $148,521,632)                                            $157,198,074
                                                                                   ============

*     Security is non-income producing.
++    Security   has   been   designated   as   collateral   for   forward   foreign    currency
      contracts.
^     The following are restricted securities at October 31, 1995:

                                                                                       Value as
                                                   Acquisition    Acquisition              % of
Description                                               Date           Cost        Net Assets
------------------------------------------------------------------------------------------------
International Growth Fund
Companhia Energetica
      de Sao Paulo
      Sponsored ADR
      Representing Pfd Shrs                             6/1/94      $ 150,000             0.17%
Rhodia-Ster SA-GDR                                     9/15/95        339,250              0.40
Samsung Electronics
      GDS Ltd                                          8/16/95        246,000              0.34
Telecomunicacoes Brasileiras
      SA-Telebras
      Sponsored ADR
      Representing Pfd Shrs                            9/14/94         25,971              0.02
Usinas Siderurgicas de Minas
      Gerais SA Sponsored ADR
      Representing Pfd Shrs                            7/20/95        271,875              0.31
                                                                                         ------
                                                                                          1.24%
                                                                                         ======
Pacific Basin Fund
Manila Electric
      Sponsored GDS                                    9/24/92      $ 298,900             0.39%
                                                                                         ======

Forward Foreign Currency Contracts
Open at October 31, 1995:
                                                      Currency       Currency
                                                         Units          Value        Unrealized
Currency/Value Date                                       Sold          (US$)       Gain/(Loss)
------------------------------------------------------------------------------------------------
International Growth Fund
French Francs
      11/30/1995                                    10,000,000     $1,965,061         $(81,439)

Pacific Basin Fund
Japanese Yen
      1/17/1996                                      2,509,200    $25,167,503          $298,821

Summary of Investments by Industry

                                                                         % of
                                                      Industry     Investment
Industry                                                  Code     Securities             Value
------------------------------------------------------------------------------------------------
European Fund
Advertising                                                 AD          1.18%        $2,601,576
Audio/Video                                                 AV           0.44           959,994
Automobile Related                                          AM           2.40         5,303,543
Banking                                                     BK           4.30         9,485,525
Chemicals                                                   CH           2.31         5,097,482
Computer Related                                            CO           7.25        15,986,632
Control Instruments                                         CI           0.89         1,956,970
Construction Related                                        CR           0.81         1,781,844
Containers                                                  CN           0.54         1,202,455
Cosmetics & Toiletries                                      CT           1.91         4,207,203
Diversified                                                 DV           4.78        10,529,446
Electrical Equipment                                        EE           3.20         7,046,811
Electronics                                                 EL           8.58        18,915,718
Finance Related                                             FR           4.01         8,844,837
Food Products & Beverages                                   FD           3.44         7,593,940
Glass & Ceramics Products                                   GC           0.54         1,192,892
Insurance                                                   IN           5.78        12,744,864
Machinery                                                   MY           2.52         5,551,167
Medical Products & Supplies                                 MS           2.48         5,468,629
Medical Related - Drugs                                     MD           9.96        21,968,700
Metals & Mining                                             MM           3.17         6,979,175
Oil & Gas Related                                           OG           1.73         3,807,473
Paper & Paper Products                                      PP           0.33           722,501
Printing & Publishing                                       PR           2.23         4,906,016
Real Estate Related                                         RE           0.26           571,989
Recreation Related                                          RR           1.56         3,428,579
Retail                                                      RT           6.05        13,349,654
Safety Equipment & Services                                 SA           1.31         2,890,509
Telecommunications                                          TC           7.64        16,842,675
Textiles & Apparel Manufacturers                            TA           1.53         3,383,932
Transportation                                              TR           2.54         5,602,665
Utilities                                                   UT           4.33         9,544,459
                                                                    ---------    --------------
                                                                      100.00%      $220,469,855
                                                                    =========    ==============





International Growth Fund
Audio/Video                                                 AV          0.31%          $245,332
Automobile Related                                          AM           2.25         1,747,139
Banking                                                     BK          10.75         8,366,826
Chemicals                                                   CH           4.16         3,234,994
Computer Related                                            CO           2.19         1,706,568
Construction Related                                        CR           1.18           917,050
Containers                                                  CN           0.81           631,289
Control Instruments                                         CI           0.58           452,336
Cosmetics & Toiletries                                      CT           1.34         1,044,789
Diversified                                                 DV          11.39         8,861,635
Electrical Equipment                                        EE           1.83         1,424,122
Electronics                                                 EL           4.20         3,265,047
Engineering                                                 EG           0.92           715,545
Finance Related                                             FR           0.45           352,080
Food Products & Beverages                                   FD           5.91         4,602,783
Glass & Ceramics Products                                   GC           0.46           357,868
Insurance                                                   IN           4.75         3,695,881
Investment Brokers                                          IB           0.82           640,101
Investment Companies                                        IC           2.94         2,284,629
Machinery                                                   MY           1.10           854,723
Medical Products & Supplies                                 MS           0.43           335,511
Medical Related - Drugs                                     MD           5.63         4,381,366
Metals & Mining                                             MM           3.69         2,868,044
Oil & Gas Related                                           OG           1.88         1,465,348
Paper & Paper Products                                      PP           0.72           563,163
Photo Equipment & Supplies                                  PH           0.50           385,528
Printing & Publishing                                       PR           2.04         1,585,169
Real Estate Related                                         RE           2.54         1,980,307
Recreation Related                                          RR           0.47           365,709
Repurchase Agreements                                       RA           7.70         5,990,000
Retail                                                      RT           3.37         2,625,205
Telecommunications                                          TC           5.46         4,248,308
Toys & Hobbies                                              TH           0.31           238,534
Transportation                                              TR           2.50         1,947,968
Utilities                                                   UT           4.06         3,162,464
Wholesale                                                   WH           0.36           280,250
                                                                    ---------    --------------
                                                                      100.00%       $77,823,611
                                                                    =========    ==============





Pacific Basin Fund
Automobile Related                                          AM          1.49%        $2,335,746
Banking                                                     BK          22.97        36,112,222
Chemicals                                                   CH           3.75         5,891,482
Computer Related                                            CO           1.44         2,267,004
Construction Related                                        CR           1.30         2,045,945
Diversified                                                 DV          11.10        17,451,273
Electronics                                                 EL           6.14         9,646,934
Engineering                                                 EG           2.23         3,512,443
Finance Related                                             FR           1.70         2,668,114
Food Products & Beverages                                   FD           1.01         1,593,162
Investment Brokers                                          IB           3.03         4,754,438
Machinery                                                   MY           4.86         7,643,266
Medical Related - Drugs                                     MD           1.16         1,826,904
Metals & Mining                                             MM           7.33        11,526,797
Oil & Gas Related                                           OG           0.26           405,820
Paper & Paper Products                                      PP           0.72         1,136,845
Photo Equipment & Supplies                                  PH           0.68         1,070,910
Real Estate Related                                         RE          14.10        22,157,932
Recreation Products & Services                              RR           1.21         1,901,689
Retail                                                      RT           1.02         1,601,964
Telecommunications                                          TC           2.32         3,643,245
Textiles & Apparel Manufacturers                            TA           2.11         3,310,872
Toys & Hobbies                                              TH           1.01         1,590,228
Transportation                                              TR           1.88         2,961,071
Utilities                                                   UT           5.18         8,141,768
                                                                    ---------    --------------
                                                                      100.00%      $157,198,074
                                                                    =========    ==============

See Notes to Financial Statements

INVESCO International Funds, Inc.
Statement of Assets and Liabilities
October 31, 1995

                                                                International           Pacific
                                                European               Growth             Basin
                                                    Fund                 Fund              Fund
                                            ------------         ------------      ------------
ASSETS
Investment Securities:
  At Cost~                                  $198,598,069          $73,950,119      $147,689,041
                                            ============         ============      ============
  At Value~                                 $220,469,855          $77,823,611      $157,198,074

Cash  12,078                                      10,570                    0
Foreign Currency (Cost $0, $52,297
  and $0, respectively)                                0               52,088                 0
Receivables:
  Investment Securities Sold                   5,973,078              421,000         1,164,717
  Fund Shares Sold                               313,458               41,874           602,307
  Dividends and Interest                       1,464,153              330,574           535,384
Appreciation on Forward Foreign
  Currency Contracts                                   0                    0           298,821
Prepaid Expenses and Other Assets                131,182               54,378            48,798
                                            ------------         ------------      ------------
TOTAL ASSETS                                 228,363,804           78,734,095       159,848,101
                                            ------------         ------------      ------------
LIABILITIES
Payables:
  Custodian                                            0                    0         3,553,391
  Foreign Sub-Custodian
  (Cost $328,612, $0 and $0,
  respectively)                                  315,176                    0                 0
  Distributions to Shareholders                   93,190                4,723            20,712
  Investment Securities Purchased              2,857,263              147,705                 0
  Fund Shares Repurchased                        849,079            3,089,678         1,855,162
Depreciation on Forward Foreign
  Currency Contracts                                   0               81,439                 0
Accrued Expenses and Other Payables               49,510               20,012            45,172
                                            ------------         ------------      ------------
TOTAL LIABILITIES                              4,164,218            3,343,557         5,474,437
                                            ------------         ------------      ------------
Net Assets at Value                         $224,199,586          $75,390,538      $154,373,664
                                            ============         ============      ============
NET ASSETS
Paid-in Capital*                            $183,524,660          $68,876,190      $142,884,067
Accumulated Undistributed Net
  Investment Income (Loss)                       507,201              396,296           426,568
Accumulated Undistributed Net
  Realized Gain on Investment
  Securities and Foreign Currency
  Transactions                                18,206,635            2,313,180         1,257,786
Net Appreciation of Investment
  Securities and Foreign
  Currency Transactions                       21,961,090            3,804,872         9,805,243
                                            ------------         ------------      ------------
Net Assets at Value                         $224,199,586          $75,390,538      $154,373,664
                                            ============         ============      ============
Shares Outstanding                            15,911,364            4,778,725        11,159,725
Net Asset Value, Offering
  and Redemption
  Price per Share                                 $14.09              $ 15.78            $13.83
                                            ============         ============      ============

~ Investment securities at cost and value at October 31, 1995 include a repurchase agreement of $5,990,000 for the International Growth Fund.

* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

INVESCO International Funds, Inc.
Statement of Operations
Year Ended October 31, 1995

                                                                International           Pacific
                                                European               Growth             Basin
                                                    Fund                 Fund              Fund
                                            ------------         ------------      ------------
INVESTMENT INCOME
INCOME
Dividends                                     $6,938,738           $2,095,979       $ 3,822,215
Interest                                         400,434              187,153           298,726
  Foreign Taxes Withheld                     (1,000,407)            (230,174)         (326,715)
                                            ------------         ------------      ------------
  TOTAL INCOME                                 6,338,765            2,052,958         3,794,226
                                            ------------         ------------      ------------
EXPENSES
Investment Advisory Fees                       1,815,386              963,765         1,571,623
Transfer Agent Fees                              869,684              361,657           852,343
Administrative Fees                               46,308               24,541            41,483
Custodian Fees and Expenses                      361,716             205,028            413,996
Directors' Fees and Expenses                      23,336               13,782            21,686
Professional Fees and Expenses                    34,014               26,117            31,306
Registration Fees and Expenses                    89,727               72,378            95,204
Reports to Shareholders                          135,186               61,384           129,537
Other Expenses                                    24,593               11,495            22,668
                                            ------------         ------------      ------------
  TOTAL EXPENSES                               3,399,950            1,740,147         3,179,846
  Fees Paid Indirectly                         (114,385)             (78,709)         (152,558)
                                            ------------         ------------      ------------
     NET EXPENSES                              3,285,565            1,661,438         3,027,288
                                            ------------         ------------      ------------
NET INVESTMENT INCOME                          3,053,200              391,520           766,938
                                            ------------         ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities and
  Foreign Currency Transactions               24,863,671            3,134,817          (28,623)
  Forward Foreign Currency
  Contracts                                  (4,235,478)            (376,618)         1,770,143
                                            ------------         ------------      ------------
     Total Net Realized Gain                  20,628,193            2,758,199         1,741,520
                                            ------------         ------------      ------------
Change in Net Depreciation of
  Investment Securities and
  Foreign Currency Transactions              (4,510,681)          (9,940,632)      (30,092,655)
                                            ------------         ------------      ------------
NET GAIN (LOSS) ON
  INVESTMENT SECURITIES                       16,117,512          (7,182,433)      (28,351,135)
                                            ------------         ------------      ------------
Net Increase (Decrease) in
  Net Assets from Operations                $ 19,170,712         $(6,790,913)     $(27,584,197)
                                            ============         ============      ============

See Notes to Financial Statement

INVESCO International Funds, Inc.
Statement of Changes in Net Assets
Year Ended October 31

                                                                                   International
                                                       European Fund                 Growth Fund           Pacific Basin Fund
                                           -------------------------    -------------------------   -------------------------
                                                  1995          1994           1995         1994           1995          1994
OPERATIONS
Net Investment Income                       $3,053,200    $4,273,601       $391,520     $602,785       $766,938      $844,252
Net Realized Gain
  on Investment Securities and
  Foreign Currency Transactions             20,628,193    15,347,545      2,758,199    8,631,925      1,741,520    28,555,564
Change in Net Appreciation
  (Depreciation) of Investment
  Securities and Foreign Currency
  Transactions                             (4,510,681)   (2,825,637)    (9,940,632)    1,119,574   (30,092,655)     9,665,563
                                           -------------------------    -------------------------   -------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS                                19,170,712    16,795,509    (6,790,913)   10,354,284   (27,584,197)    39,065,379
                                           -------------------------    -------------------------   -------------------------
DISTRIBUTIONS
  TO SHAREHOLDERS
Net Investment Income                      (3,301,697)   (4,202,346)      (439,663)    (621,420)      (673,006)     (850,319)
In Excess of Net Invesment Income                    0             0      (146,866)            0              0             0
Net Realized Gain on
  Investment Securities                              0             0    (5,845,914)            0   (28,585,579)   (5,656,152)
                                           -------------------------    -------------------------   -------------------------
TOTAL DISTRIBUTIONS                        (3,301,697)   (4,202,346)    (6,432,443)    (621,420)   (29,258,585)   (6,506,471)
                                           -------------------------    -------------------------   -------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares              290,034,808   563,799,753    178,375,413  324,620,425    439,843,358   671,765,229
Reinvestment of Distributions                3,205,612     3,982,993      6,364,834      613,588     28,336,832     6,152,449
                                           -------------------------    -------------------------   -------------------------
                                           293,240,420   567,782,746    184,740,247  325,234,013    468,180,190   677,917,678
Amounts Paid for Repurchases
  of Shares                              (434,751,959) (501,077,753)  (258,010,566)(281,759,776)  (609,852,076) (656,780,301)
                                           -------------------------    -------------------------   -------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM FUND
  SHARE TRANSACTIONS                     (141,511,539)    66,704,993   (73,270,319)   43,474,237  (141,671,886)    21,137,377
                                           -------------------------    -------------------------   -------------------------
Total Increase (Decrease) in
  Net Assets                             (125,642,524)    79,298,156   (86,493,675)   53,207,101  (198,514,668)    53,696,285
NET ASSETS
Beginning of Period                        349,842,110   270,543,954    161,884,213  108,677,112    352,888,332   299,192,047
                                           -------------------------    -------------------------   -------------------------
End of Period                             $224,199,586  $349,842,110    $75,390,538 $161,884,213   $154,373,664  $352,888,332
                                           =========================    =========================   =========================
Accumulated Undistributed
  Net Investment Income (Loss)
  Included in Net Assets at
  End of Period                               $507,201    $1,367,931       $396,296      $48,143       $426,568       $10,180

FUND SHARE TRANSACTIONS
Shares Sold                                 21,836,397    43,524,229     11,482,388   19,445,127     31,754,627    41,934,196
Shares Issued from Reinvestment
  of Distributions                             227,514       307,572        418,271       35,489      2,003,639       397,248
                                           -------------------------    -------------------------   -------------------------
                                            22,063,911    43,831,801     11,900,659   19,480,616     33,758,266    42,331,444
Shares Repurchased                        (33,171,784)  (38,992,404)   (16,486,989) (17,014,660)   (43,270,385)  (41,460,858)
                                           -------------------------    -------------------------   -------------------------
Net Increase (Decrease) in
  Fund Shares                             (11,107,873)     4,839,397    (4,586,330)    2,465,956    (9,512,119)       870,586
                                           =========================    =========================   =========================

See Notes to Financial Statements

INVESCO International Funds, Inc.
Notes to Financial Statements
NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO International Funds, Inc. (the "Fund"), a Maryland Corporation, consists of three separate funds: European Fund, International Growth Fund and Pacific Basin Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The
International Growth Fund's fiscal year-end was changed from December 31 to October 31 in 1993.
      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sale price in the market where such securities are primarily traded. If last sale prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
         Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
         Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from dealers making a market for such securities.
         If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.
         Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest.
C.  SECURITY   TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME  --  Security
transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.
         The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. The Funds combine fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain and loss from investments.
         The Fund may hold forward foreign currency contracts for investment purposes with the intent to hedge the portfolio against on going exposure to market value and interest rate fluctuations. The Fund's use of forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund may enter into offsetting forward contracts to reduce the risk of such movements. The net position of such forward contracts is presented in the Statement of Assets and Liabilities and may have additional elements of risk which may not necessarily
      be  reflected.  The  Fund  does  not  hold  forward  foreign   currency
      contracts  for trading purposes.
         Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
D. FEDERAL AND STATE TAXES -- The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
         Net capital loss carryovers utilized in 1995 by European Fund amounted to $4,708,225.
         To the extent future capital gains are offset by capital loss carryovers such gains will not be distributed to shareholders.
         Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Each Fund has elected to treat a portion of distributions of both realized and unrealized gains on forward foreign currency contracts as capital gain distributions.
         Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
E.  DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   --  Dividends  and
distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, nontaxable dividends, net operating losses and expiring capital loss carryforwards.

         For the year ended October 31, 1995, the effects of such differences were as follows:
                                                   Accumulated
                                   Accumulated   Undistributed
                                 Undistributed    Net Realized
                                           Net         Gain on
                                    Investment      Investment           Paid-in
Fund                                    Income      Securities           Capital
--------------------------------------------------------------------------------
European Fund                       $(612,233)       $ 613,232           $ (999)
International Growth Fund              543,162       (195,177)         (347,985)
Pacific Basin Fund                     322,456       (345,608)            23,152

      Net investment income and net assets were not affected.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- At October 31, 1995, International Growth and Pacific Basin Funds had outstanding forward foreign currency contracts. Unrealized gain or loss on forward foreign currency contracts is calculated daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.
         Forward foreign currency contracts held by the Funds are fully collateralized by other securities which are notated in the accompanying Statement of Investment Securities. Such collateral is in the possession of
      the  Fund's   custodian.    The  collateral  is  evaluated  daily  to
      ensure  its  market  value equals  or  exceeds  the  current  market value
      of  the   corresponding   forward  foreign currency contract.
G. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
         Under an arrangement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees Paid Indirectly in the Statement of Operations.
NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for European and Pacific Basin Funds is based on the annual rate of 0.75% on the first $350 million of average net assets; reduced to 0.65% on the next $350 million of average net assets; and 0.55% on average net assets in excess of $700 million. International Growth Fund's fees are based on the annual rate of 1.00% on the first $500 million of average net assets; reduced to 0.75% on the next $500 million of average net assets; and 0.65% on average net assets in excess of $1 billion.
      In accordance with a Sub-Advisory Agreement between IFG and MIM International, Limited ("MIL"), an affiliate of IFG, investment decisions of the European and Pacific Basin Funds are made by MIL. A separate Sub-Advisory Agreement between IFG and INVESCO International Limited ("IIL"), an affiliate of IFG, provides that investment decisions of the International Growth Fund are made by IIL. Fees for such sub-advisory services are paid by IFG. Effective November 10, 1995 INVESCO Asset Management Limited ("IAM"), an affiliate of IFG, will serve as sub-advisor for European and Pacific Basin Funds under terms similiar to the previous Sub- Adivsory Agreement between IFG and MIL.
      In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services.
The fee is accrued daily and paid monthly.
      IFG receives a transfer agent fee at an annual rate of $14.00 per shareholder account, or per participant in an omnibus account. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
     NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended October 31, 1995, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                                 Purchases           Sales
------------------------------------------------------------------------------
European Fund                                     $226,431,199    $360,345,464
International Growth Fund                           58,369,179     129,641,956
Pacific Basin Fund                                 115,164,434     268,451,479

      There were no purchases or sales of U.S. Government securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At October 31, 1995, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                     Gross           Gross               Net
Fund                              Appreciation    Depreciation      Appreciation
--------------------------------------------------------------------------------
European Fund                      $27,001,541      $5,593,353       $21,408,188
International Growth Fund            7,999,228       4,791,593         3,207,635
Pacific Basin Fund                  17,836,641       9,160,199         8,676,442

NOTE   5  --   TRANSACTIONS   WITH   AFFILIATES.    Certain   of   the   Fund's
officers and directors are also officers and directors of IFG, MIL or IIL.
      The Fund has adopted an unfunded noncontributory defined benefit pension plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 25% of the retainer fee at the time of retirement.
      Pension expenses for the year ended October 31, 1995, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in prepaid expenses and accrued expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                     Unfunded
                                      Pension         Accrued           Pension
Fund                                 Expenses   Pension Costs         Liability
--------------------------------------------------------------------------------
European Fund                           $4,054         $11,924           $20,032
International Growth Fund                1,861           5,476             9,198
Pacific Basin Fund                       4,178          12,292            20,648

INVESCO International Funds, Inc.
Financial Highlights
 (For a Fund Share Outstanding throughout Each Period)

                                                                                   Year ended October 31
                                                         --------------------------------------------------------------------
                                                                1995           1994         1993           1992          1991
      European Fund
PER SHARE DATA
Net Asset Value-- Beginning of Period                        $ 12.95         $12.20       $10.14         $11.14       $ 11.04
                                                         --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.23           0.16         0.14           0.20          0.22
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                1.12           0.75         2.06         (1.00)          0.26
                                                         --------------------------------------------------------------------
Total from Investment Operations                                1.35           0.91         2.20         (0.80)          0.48
                                                         --------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                            0.21           0.16         0.14           0.20          0.21
Distributions from Capital Gains                                0.00           0.00         0.00           0.00          0.17
                                                         --------------------------------------------------------------------
Total Distributions                                             0.21           0.16         0.14           0.20          0.38
                                                         --------------------------------------------------------------------
Net Asset Value-- End of Period                              $ 14.09         $12.95      $ 12.20         $10.14       $ 11.14
                                                         ====================================================================

TOTAL RETURN                                                  10.42%          7.43%       21.78%        (7.22%)         4.34%

RATIOS
Net Assets--End of Period ($000 Omitted)                    $224,200       $349,842     $270,544       $117,276       $74,497
Ratio of Expenses to Average Net Assets                       1.40%@          1.20%        1.28%          1.29%         1.43%
Ratio of Net Investment Income to
  Average Net Assets                                           1.26%          1.28%        1.76%          2.23%         1.83%
Portfolio Turnover Rate                                          96%            70%          44%            87%           61%

# Ratio is calculated using Total Expenses which include the indirectly paid fees.

INVESCO International Funds, Inc.
Financial Highlights (Continued)
 (For a Fund Share Outstanding throughout Each Period)

                                                                                        Year ended October 31
                                                         --------------------------------------------------------------------
                                                                1995           1994         1993           1992          1991
      Pacific Basin Fund#

PER SHARE DATA
Net Asset Value-- Beginning of Period                         $17.07         $15.11       $11.02         $13.19       $ 11.95
                                                         --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.06           0.04         0.04           0.07          0.11
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                              (1.45)           2.28         4.09         (2.18)          1.23
                                                         --------------------------------------------------------------------
Total from Investment Operations                              (1.39)           2.32         4.13         (2.11)          1.34
                                                         --------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                            0.06           0.04         0.04           0.06          0.10
Distributions from Capital Gains                                1.79           0.32         0.00           0.00          0.00
                                                         --------------------------------------------------------------------
Total Distributions                                             1.85           0.36         0.04           0.06          0.10
                                                         --------------------------------------------------------------------
Net Asset Value-- End of Period                              $ 13.83         $17.07      $ 15.11         $11.02       $ 13.19
                                                         ====================================================================

TOTAL RETURN                                                 (8.31%)         15.63%       37.51%       (16.03%)        11.27%

RATIOS
Net Assets-- End of Period ($000 Omitted)                   $154,374       $352,888     $299,192        $26,488       $27,683
Ratio of Expenses to Average Net Assets                       1.52%@          1.24%        1.22%          1.78%         1.87%
Ratio of Net Investment Income
  to Average Net Assets                                        0.37%          0.28%        0.63%          0.66%         0.99%
Portfolio Turnover Rate                                          56%            70%          30%           123%           89%

#     The per share information for the Pacific Basin Fund for 1993 was computed based on weighted average shares.
@     Ratio reflects total expenses prior to any expense offset.

INVESCO International Funds, Inc.
Financial Highlights (Continued)
 (For a Fund Share Outstanding throughout Each Period)

                                                                                 Period
                                                                                  Ended
                                                    Year ended October 31      October 31           Year Ended December 31
                                                -----------------------------  ----------      ------------------------------
                                                    1995           1994           1993           1992        1991        1990
                                                                                (Note 1)
       International Growth Fund<

PER SHARE DATA
Net Asset Value-- Beginning of Period            $ 17.29         $15.75         $12.57         $14.51     $ 13.69      $16.16
                                                -----------------------------  ----------      ------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.08           0.04           0.08           0.12        0.17        0.26
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  (0.61)           1.57           3.16         (1.94)        0.82      (2.65)
                                                -----------------------------  ----------      ------------------------------
Total from Investment Operations                  (0.53)           1.61           3.24         (1.82)        0.99      (2.39)
                                                -----------------------------  ----------      ------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.09           0.07           0.06           0.11        0.17        0.02
In Excess of Net Investment Income                  0.03           0.00           0.00           0.00        0.00        0.00
Distributions from Capital Gains                    0.86           0.00           0.00           0.01        0.00        0.06
                                                -----------------------------  ----------      ------------------------------
Total Distributions                                 0.98           0.07           0.06           0.12        0.17        0.08
                                                -----------------------------  ----------      ------------------------------
Net Asset Value-- End of Period                  $ 15.78        $ 17.29        $ 15.75         $12.57     $ 14.51     $ 13.69
                                                =============================  ==========      ==============================

TOTAL RETURN                                     (2.84%)         10.21%        29.08%*       (12.52%)       7.19%    (14.62%)

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                                 $75,391       $161,884       $108,677        $35,192     $42,039     $39,237
Ratio of Expenses to Average
  Net Assets#                                     1.81%@          1.50%         1.43%~          1.36%       1.48%       1.48%
Ratio of Net Investment Income
  to Average Net Assets#                           0.41%          0.46%         0.94%~          0.83%       1.17%       1.85%
Portfolio Turnover Rate                              62%            87%           46%*            50%         71%         78%

<     The per share information for the International Growth Fund for 1994 and
      1993 was computed based on weighted average shares.

* These amounts are based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 1990. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.49%, and ratio of net investment income to average net assets would have been 1.84%.

@     Ratio reflects total expenses prior to any expense offset.

~     Annualized

Report of Independent Accountants

To the Board of Directors and Shareholders of INVESCO International Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting INVESCO International Funds, Inc. (the "Fund") at October 31, 1995, the results of each of their operations for the year ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund' s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Denver, Colorado
December 4, 1995

                                        FAMILY OF FUNDS

                                                                       Newspaper
Fund Name                          Fund Code       Ticker Symbol    Abbreviation
--------------------------------------------------------------------------------
International
Latin American Growth                 34               IVSLX           LatinAmGr
European Small Company                37               IVECX           EuroSmCo
European                              56               FEURX             Europ
Pacific Basin                         54               FPBSX             PcBas
International Growth                  49               FSIGX            IntlGr
--------------------------------------------------------------------------------
Sector
Energy                                50               FSTEX             Enrgy
Environmental Services                59               FSEVX            Envirn
Financial Services                    57               FSFSX            FinSvc
Gold                                  51               FGLDX             Gold
Health Sciences                       52               FHLSX            HlthSc
Leisure                               53               FLISX            Leisur
Technology                            55               FTCHX             Tech
Worldwide Capital Goods               38               ISWGX            WldCap
Worldwide Communications              39               ISWCX            WldCom
--------------------------------------------------------------------------------
Growth, Value
Emerging Growth                       60               FIEGX            Emgrth
Value Equity                          46               FSEQX             ValEq
Small Company                         74               IDSCX            DivSmCo
Dynamics                              20               FIDYX             Dynm
Growth                                10               FLRFX             Grwth
--------------------------------------------------------------------------------
Equity-Income
Industrial Income                     15               FIIIX            IndInc
Utilities                             58               FSTUX             Util
--------------------------------------------------------------------------------
Balanced/Multiple-Asset
Multi-Asset Allocation                70               IMAAX           MulAstAl
Balanced                              71               IMABX              Bal
Total Return                          48               FSFLX            TotRtn
--------------------------------------------------------------------------------
Bond
High Yield                            31               FHYPX             HiYld
Select Income                         30               FBDSX            SelInc
U.S. Government Securities            32               FBDGX             USGvt
Intermediate Government Bond          47               FIGBX            IntGov
Short-Term Bond                       33               INIBX            ShTrBd
--------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Long-Term Bond               35               FTIFX             TxFre
Tax-Free Intermediate Bond            36                 *                 *
--------------------------------------------------------------------------------
Money Market
Tax-Free Money Fund                   40               FFRXX              N/A
Cash Reserves                         25               FDSXX              N/A
U.S. Government Money Fund            44               FUGXX              N/A

* This fund does not meet size requirements to be assigned a ticker symbol in newspaper listings.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO FUNDS

To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information, call toll-free:
1-800-525-8085

To reach PAL(r), your 24-hour Personal Account
Line call:  1-800-424-8085

Or write to:
INVESCO Funds Group, Inc.,(sm) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

If you're in Denver, pleas visit one of our convenient Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 East Union Avenue,
Lobby Level

This information must be preceded or accompanied by an effective prospectus.